Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022 [1]
Trade and Other Payables
Suppliers	€ 852,305	€ 822,953	[1]	€ 787,964
VAT payable	13,825	13,357
Taxation authorities, withholdings payable	10,626	8,892
Social security payable	42,692	28,180
Other public entities	143,036	82,752
Other payables	210,179	133,181	[1]	114,927
Current income tax liabilities	60,535	14,523	[1]	15,687
Total trade and other payables	€ 1,123,019	€ 970,657	[1]	€ 918,578

[1]	Restated figures (Note 2.d)